Warrant derivative liability (Underwriters warrants) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 23, 2010	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011
Class of Warrant or Right [Line Items]
Change in fair value of warrant derivative liability		$ 2,000	$ 19,000	$ 3,000
Underwriter Warrants [Member]
Class of Warrant or Right [Line Items]
Option to purchase warrants, value	$ 1,000
Number of ordianry shares available for purchase by warrants	16,667
Percetnage of total shares sold in the secondary offering	5.00%
Percentage of the price of the shares sold in the secondary offering	120.00%
Expiration date				Dec. 20, 2015
Exercise price of warrant	$ 24.00
Exercisable Date				Jun. 12, 2012
Warrants repurchased					13,274
Warrants repurchased, value					$ 27
Warrants Repurchased Price Per Share					$ 2.00
Warrants outstanding			3,393
Underwriter Warrants [Member] | American Binomial Option Valuation Model [Member]
Class of Warrant or Right [Line Items]
Estimated warrant exercise price			$ 24.00
Estimated warrant market price per share			$ 2.48
Expected remaining term			1 year
Expected volatility			176.00%
Risk-free interest rate			0.11%
Warrants fair value			$ 2,000